UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [X]; Amendment Number:    9
       This Amendment (Check only one.): [X] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Waveland International, Ltd.
Address:          227 West Monroe Street, Suite 4800
                  Chicago, Illinois   60606

Form 13F File Number: 28-05459

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David S. Richter
Title:   Director
Phone:   (312) 739-2138


Signature, Place, and Date of Signing:

 /s/ David S. Richter             Chicago, Illinois              May 15, 2002
-----------------------------------------------------------    ---------------
      [Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            3
                                                     ------------------

Form 13F Information Table Entry Total:                       36
                                                     ------------------

Form 13F Information Table Value Total:              $       89,490
                                                       ----------------
                                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.            Form 13F File Number       Name

        1           28-05461                   Clincher Capital Corporation
    ---------                                  --------------------------------

        2           28-05463                   David  S. Richter
    ---------                                  --------------------------------

        3           28-10090                   Waveland Capital Management, LLC
    ---------                                  --------------------------------






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                                                  Form 13F Information Table


  Column 1          Column 2     Column 3       Column 4             Column 5         Column 6     Column 7         Column 8
------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer       Title of     CUSIP          Value    Shrs or     Sh/   Put/     Investment     Other           Voting Authority
                      Class                     (X$1000)  Prn Amt     Prn   Call     Discretion    Managers
                                                                                                              Sole     Shared   None
------------------------------------------------------------------------------------------------------------------------------------

ADELPHIA             COM         006848105          745     50,000    SH             DEFINED       1, 2, 3      50,000
COMMUNICATIONS
CORPORATION
------------------------------------------------------------------------------------------------------------------------------------
AVALON HOLDINGS      CL A        05343P109           44     15,300    SH             DEFINED       1, 2, 3      15,300
CORPORATION
------------------------------------------------------------------------------------------------------------------------------------
CIGNA CORP           COM         125509109        8,111     80,000    SH             DEFINED       1, 2, 3      80,000
------------------------------------------------------------------------------------------------------------------------------------
THE CRONOS GROUP     ORD         L20708100          472    119,597    SH             DEFINED       1, 2, 3     119,597
------------------------------------------------------------------------------------------------------------------------------------
CITIZENS             COM         17453B101        2,688    250,000    SH             DEFINED       1, 2, 3     250,000
COMMUNICATIONS
COMPANY
------------------------------------------------------------------------------------------------------------------------------------
DEAN FOODS CO        COM         242370104        4,543     60,000    SH             DEFINED       1, 2, 3      60,000
------------------------------------------------------------------------------------------------------------------------------------
DYCOM INDUSTRIES,    COM         267475101        5,493    367,400    SH             DEFINED       1, 2, 3     367,400
INC.
------------------------------------------------------------------------------------------------------------------------------------
VISX, INC.           COM         92844S105        1,494     84,600    SH             DEFINED       1, 2, 3      84,600
------------------------------------------------------------------------------------------------------------------------------------
FMC CORP             COM         302491303        2,934     70,000    SH             DEFINED       1, 2, 3      70,000
------------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP -FON     COM         852061100          382     25,000    SH             DEFINED       1, 2, 3      25,000
GROUP
------------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TVGUIDE      COM         36866W106          887     60,000    SH             DEFINED       1,2,3        60,000
INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
HIGHLANDS            COM         431032101           89  1,372,000    SH             DEFINED       1, 2, 3   1,372,000
INSURANCE GROUP
------------------------------------------------------------------------------------------------------------------------------------
HRPT PROPERTIES      COM SH      40426W101        7,029    781,000    SH             DEFINED       1, 2, 3     781,000
TRUST                BEN INT
------------------------------------------------------------------------------------------------------------------------------------



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



                                                  Form 13F Information Table


  Column 1          Column 2     Column 3       Column 4             Column 5         Column 6     Column 7         Column 8
------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer       Title of     CUSIP          Value    Shrs or     Sh/   Put/     Investment     Other         Voting Authority
                      Class                     (X$1000)  Prn Amt     Prn   Call     Discretion    Managers
                                                                                                              Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------

HEARTLAND            UT LTD      422357103          256     18,151    SH             DEFINED       1, 2, 3      18,151
PARTNERS             PARTNER
------------------------------------------------------------------------------------------------------------------------------------
IMPERIAL CREDIT      COM         452729106          194  3,225,100    SH             DEFINED       1, 2, 3   3,225,100
------------------------------------------------------------------------------------------------------------------------------------
INTERACTIVE DATA     COM         45840J107        7,518    428,400    SH             DEFINED       1, 2, 3     428,400
CORP
------------------------------------------------------------------------------------------------------------------------------------
IDT CORP             COM         448947101        1,530     75,800    SH             DEFINED       1, 2, 3      75,800
------------------------------------------------------------------------------------------------------------------------------------
IDT CORP CLASS B     CLASS B     448947309        1,779    100,800    SH             DEFINED       1, 2, 3     100,800
SHARES
------------------------------------------------------------------------------------------------------------------------------------
IHOP CORP            COM         449623107        4,214    125,000    SH             DEFINED       1, 2, 3     125,000
------------------------------------------------------------------------------------------------------------------------------------
IOMEGA CORP          COM         462030305          443     50,000    SH             DEFINED       1, 2, 3      50,000
------------------------------------------------------------------------------------------------------------------------------------
JOY GLOBAL INC       COM         481165108        3,718    228,100    SH             DEFINED       1, 2, 3     228,100
------------------------------------------------------------------------------------------------------------------------------------


LAKES GAMING         COM         51206P109        3,877    555,900    SH              DEFINED      1, 2, 3     555,900
------------------------------------------------------------------------------------------------------------------------------------
MATTEL, INC.         COM         577081102        3,855    185,000    SH              DEFINED      1,2,3       185,000
------------------------------------------------------------------------------------------------------------------------------------
MIPS TECHNOLOGIES    CLASS A     604567107          290     39,400    SH              DEFINED      1, 2, 3      39,400
INC.
------------------------------------------------------------------------------------------------------------------------------------
MUELLER INDUSTRIES,  COM         624756102        2,964     84,700    SH              DEFINED      1, 2, 3      84,700
INC.
------------------------------------------------------------------------------------------------------------------------------------
MAXXAM GROUP, INC.   COM         577913106        2,879    217,300    SH              DEFINED      1, 2, 3     217,300
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL SERVICE     COM         637657206          261     25,000    SH              DEFINED      1, 2, 3      25,000
INDS INC
------------------------------------------------------------------------------------------------------------------------------------





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


                                                  Form 13F Information Table


  Column 1          Column 2     Column 3       Column 4             Column 5         Column 6     Column 7         Column 8
------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer       Title of     CUSIP          Value    Shrs or     Sh/   Put/     Investment     Other           Voting Authority
                      Class                     (X$1000)  Prn Amt     Prn   Call     Discretion    Managers
                                                                                                              Sole     Shared   None

------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIE NATUZZI    ADR         456478106          384     26,000    SH             DEFINED       1, 2, 3      26,000
S.P.A.
------------------------------------------------------------------------------------------------------------------------------------
NEWELL               COM         651229106        3,196    100,000    SH             DEFINED       1, 2, 3     100,000
RUBBERMAID, INC.
------------------------------------------------------------------------------------------------------------------------------------
OPTICAL CABLE CORP   COM         683827109           91     90,000    SH             DEFINED       1, 2, 3      90,000
------------------------------------------------------------------------------------------------------------------------------------
READERS DIGEST ASSN  CL A NON    755267101        4,706    210,000    SH             DEFINED       1, 2, 3     210,000
                     VTG
------------------------------------------------------------------------------------------------------------------------------------
BOCA RESORTS         CL A        09688T106       10,619    820,600    SH             DEFINED       1, 2, 3     820,600
------------------------------------------------------------------------------------------------------------------------------------
TIMBERLAND           CL A        887100105          549     13,000    SH             DEFINED       1, 2, 3      13,000
COMPANY
------------------------------------------------------------------------------------------------------------------------------------
TOPPS, INC.          COM         890786106        1,078    112,292    SH             DEFINED       1, 2, 3     112,292
------------------------------------------------------------------------------------------------------------------------------------
WYNDHAM              CL A        983101106          135    150,000    SH             DEFINED       1, 2, 3     150,000
INTERNATIONAL, INC.
------------------------------------------------------------------------------------------------------------------------------------
ACLN LIMITED APR 30  ORD         M01764105         42/1     5,000           PUT      DEFINED       1, 2, 3       5,000

PUTS
------------------------------------------------------------------------------------------------------------------------------------


1/ The value is as of March 15,  2002,  based on the last price known before the stock  was  de-listed.  The stock  was  re-listed on April 2, 2002 at $1.60 per share.


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